Significant Accounting Policies - Summary of Sales Revenues Subject to Taxes and Contributions (Detail)	12 Months Ended
Dec. 31, 2018
Contribution on gross revenue for social integration program [member]
Disclosure of significant accounting policies [line items]
Transaction activities and other services rate	1.65%
Subscription services and equipment rental rate	1.65%
Financial income rate	0.65%
Contribution on gross revenue for social security financing [member]
Disclosure of significant accounting policies [line items]
Transaction activities and other services rate	7.60%
Subscription services and equipment rental rate	7.60%
Financial income rate	4.00%
Taxes on service [member]
Disclosure of significant accounting policies [line items]
Transaction activities and other services rate	2.00%
Social security levied on gross revenue [member]
Disclosure of significant accounting policies [line items]
Transaction activities and other services rate	4.50%